Exhibit 99.1

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

CoreVest Purchaser 2, LLC (“CoreVest”)
CoreVest American Finance Depositor LLC (the “Depositor”)
Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC
(collectively, the “Specified Parties”)

Re:	CoreVest American Finance 2021-2 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates (the “Certificates”) Mortgage Loan and Sample Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 14 July 2021.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,
b.
Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,

c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
	i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code v6.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 7 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 July 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 83 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 2,394 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,611 single-family residential properties,
ii.	356 2-4 unit residential properties,
iii.	330 townhomes,
iv.	52 condominiums,
v.	41 multifamily properties and
vi.	4 mixed use properties.

Procedures performed and our associated findings

1.	CoreVest, on behalf of the Depositor, provided us with electronic data files:
a.
Labeled “Active Term Data Tape 2021-2 v40 - SENT TO EY.xlsx” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,099 mortgaged properties (the “Preliminary Properties 1”) that secure 50 mortgage loans (the “Preliminary Mortgage Loans 1”) and

b.
Labeled “Active Term Data Tape 2021-2 v87 - Sent to EY.xlsx” and the corresponding record layout and decode information (“Preliminary Property Data File 2,” together with Preliminary Property Data File 1, the “Preliminary Property Data Files,” which together with the Final Property Data File (as defined herein) comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,551 mortgaged properties (the “Preliminary Properties 2,” together with the Preliminary Properties 1, the “Preliminary Properties”) that secure 89 mortgage loans (the “Preliminary Mortgage Loans 2,” together with the Preliminary Mortgage Loans 1, the “Preliminary Mortgage Loans”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of:
a.	Preliminary Properties 1 from Preliminary Property Data File 1 and
b.	Preliminary Properties 2 from Preliminary Property Data File 2 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 2 of 9

1. (continued)

For each of the:
a.	50 Preliminary Mortgage Loans 1 and
b.	39 Preliminary Mortgage Loans 2
listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
i.	Multiply 25% by the number of Preliminary Properties which secure such Preliminary Mortgage Loan,
ii.	Round the value computed in i. above up to the nearest integer and
iii.	Select a random sample of Preliminary Properties from the applicable Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “Parent” characteristic, as shown on the applicable Preliminary Property Data File.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:
a.	424 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”) and
b.	444 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2,” together with the Sample Properties 1, the “Sample Properties”).

The Sample Properties are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data Files or the basis for the inclusion of the:
a.	50 Preliminary Mortgage Loans 1 and
b.	39 Preliminary Mortgage Loans 2
on the Property Sampling Schedule.  We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:
a.	424 Sample Properties 1 are referred to as Sample Property Numbers 1 through 424 and
b.	444 Sample Properties 2 are referred to as Sample Property Numbers 425 through 868.

Attachment A Page 3 of 9

1. (continued)

For the purpose of performing any procedures subsequent to this Item, CoreVest, on behalf of the Depositor, provided the decode table shown below, and instructed us to use the “Updated Property ID” for each Sample Property which corresponds to the “Unit ID” and “Property ID,” as shown on the applicable Preliminary Property Data File.

Unit ID	Property ID	Updated Property ID	Unit ID	Property ID	Updated Property ID

35780-17-1	35780-12	35780-17	35780-46-1	35780-12	35780-46
35780-20-1	35780-12	35780-20	35780-51-1	35780-12	35780-51
35780-25-1	35780-12	35780-25	35780-61-1	35780-12	35780-61
35780-28-1	35780-12	35780-28	35780-70-1	35780-12	35780-70
35780-29-1	35780-12	35780-29	35780-72-1	35780-12	35780-72
35780-32-1	35780-12	35780-32	35780-73-1	35780-12	35780-73
35780-34-1	35780-12	35780-34	35780-76-1	35780-12	35780-76
35780-39-1	35780-12	35780-39	35780-80-1	35780-12	35780-80
35780-41-1	35780-12	35780-41	35780-82-1	35780-12	35780-82
35780-44-1	35780-12	35780-44	35780-84-1	35780-12	35780-84

2.
For each Sample Property, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the applicable Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2021-2 v129 - Sent to EY.xlsx” and the corresponding record layout and decode information (the “Final Property Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in July 2021 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File, and noted that:
a.	825 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	43 Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

Attachment A Page 4 of 9

4.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties.”

5.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

6.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies described in the notes to Exhibit 6 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 6 to Attachment A.  If more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 6 to Attachment A (except as described in the notes to Exhibit 6 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A.

Attachment A Page 5 of 9

7.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

8.
Subsequent to the performance of the procedures described in Items 6. and 7. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 6 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

9.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and
c.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein)), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 6 of 9

10. (continued)

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

11.
Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of:
i.	The Cut‑Off Date (the “Cut-Off Date Principal Balance”) and
ii.	The “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),
assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1.00 or less and
b.
Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Initial Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Initial Maturity Date.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

Attachment A Page 7 of 9

13.
Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

15.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

16.	Using the:
a.	IO Term (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Amortizing Balloon Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

17.
Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 9

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

19.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	NOI DSCR as of 3/31,
iv.	NCF DSCR as of 3/31,
v.	Mortgage Loan Cutoff NOI Debt Yield,
vi.	Mortgage Loan Cutoff NCF Debt Yield,
vii.	NCF Debt Yield as of 3/31,
viii.	Origination Date LTV Ratio,
ix.	Cut-Off Date LTV Ratio and
x.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

21.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

Attachment A Page 9 of 9

22.
Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

23.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan and found all such compared information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

24.
Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

25.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance,
as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Mortgage Loan Initial Funded Amount ($)” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, and “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
1	33537	33537-3	X			88	35268	35268-18	X
2	33537	33537-12	X			89	35268	35268-6	X
3	33537	33537-6	X			90	35268	35268-4	X
4	33537	33537-2	X			91	35268	35268-12	X
5	33537	33537-14	X			92	35268	35268-13	X
6	34538	34538-1	X			93	35274	35274-3	X
7	34538	34538-22	X			94	35274	35274-1	X
8	34538	34538-6	X			95	35274	35274-2	X
9	34538	34538-8	X			96	35298	35298-12	X
10	34538	34538-12	X			97	35298	35298-11	X
11	34538	34538-14	X			98	35298	35298-7	X
12	34538	34538-18	X			99	35298	35298-2	X
13	34786	34786-10	X			100	35298	35298-8	X
14	34786	34786-26	X			101	35298	35298-1	X
15	34786	34786-3	X			102	35298	35298-9	X
16	34786	34786-19	X			103	35298	35298-5	X
17	34786	34786-13	X			104	35298	35298-10	X
18	34786	34786-17	X			105	35342	35342-16	X
19	34786	34786-2	X			106	35342	35342-32	X
20	34786	34786-28	X			107	35342	35342-14	X
21	34786	34786-5	X			108	35342	35342-15	X
22	34786	34786-29	X			109	35342	35342-6	X
23	34786	34786-23	X			110	35342	35342-34	X
24	34801	34801-23	X			111	35342	35342-11	X
25	34801	34801-19	X			112	35342	35342-33	X
26	34801	34801-13	X			113	35342	35342-13	X
27	34801	34801-8	X			114	35342	35342-29	X
28	34801	34801-21	X			115	35342	35342-19	X
29	34801	34801-6	X			116	35342	35342-22	X
30	34801	34801-1	X			117	35342	35342-18	X
31	34801	34801-20	X			118	35342	35342-8	X
32	34801	34801-7	X			119	35342	35342-5	X
33	34822	34822-20	X			120	35342	35342-4	X
34	34822	34822-5	X			121	35342	35342-17	X
35	34822	34822-19	X			122	35342	35342-3	X
36	34822	34822-15	X			123	35342	35342-12	X
37	34822	34822-2	X			124	35342	35342-7	X
38	34822	34822-10	X			125	35342	35342-24	X
39	34822	34822-3	X			126	35342	35342-28	X
40	34822	34822-16	X			127	35342	35342-27	X
41	34822	34822-4	X			128	35342	35342-35	X
42	34859	34859-3	X			129	35342	35342-2	X
43	34859	34859-4	X			130	35342	35342-1	X
44	34859	34859-2	X			131	35342	35342-30	X
45	34859	34859-1	X			132	35342	35342-9	X
46	34859	34859-5	X			133	35342	35342-25	X
47	35057	35057-16	X			134	35342	35342-36	X
48	35057	35057-20	X			135	35342	35342-21	X
49	35057	35057-22	X			136	35342	35342-37	X
50	35057	35057-26	X			137	35342	35342-31	X
51	35057	35057-25	X			138	35342	35342-20	X
52	35057	35057-23	X			139	35342	35342-10	X
53	35057	35057-32	X			140	35342	35342-23	X
54	35057	35057-28	X			141	35403	35403-4	X
55	35057	35057-29	X			142	35403	35403-28	X
56	35057	35057-19	X			143	35403	35403-8	X
57	35057	35057-27	X			144	35403	35403-21	X
58	35057	35057-5	X			145	35403	35403-24	X
59	35057	35057-1	X			146	35403	35403-23	X
60	35076	35076-9	X			147	35403	35403-6	X
61	35076	35076-7	X			148	35403	35403-22	X
62	35076	35076-8	X			149	35403	35403-25	X
63	35076	35076-6	X			150	35403	35403-14	X
64	35235	35235-14	X			151	35422	35422-3	X
65	35235	35235-4	X			152	35422	35422-5	X
66	35235	35235-25	X			153	35435	35435-6	X
67	35235	35235-23	X			154	35435	35435-5	X
68	35235	35235-28	X			155	35435	35435-11	X
69	35235	35235-24	X			156	35435	35435-3	X
70	35235	35235-7	X			157	35435	35435-13	X
71	35235	35235-22	X			158	35435	35435-9	X
72	35235	35235-20	X			159	35435	35435-1	X
73	35235	35235-26	X			160	35444	35444-53	X
74	35235	35235-29	X			161	35444	35444-40	X
75	35235	35235-3	X			162	35444	35444-25	X
76	35235	35235-30	X			163	35444	35444-1	X
77	35235	35235-1	X			164	35444	35444-24	X
78	35261	35261-1	X		X	165	35444	35444-41	X
79	35268	35268-1	X			166	35444	35444-27	X
80	35268	35268-7	X			167	35444	35444-6	X
81	35268	35268-16	X			168	35444	35444-42	X
82	35268	35268-2	X			169	35444	35444-4	X
83	35268	35268-14	X			170	35444	35444-35	X
84	35268	35268-19	X			171	35444	35444-45	X
85	35268	35268-15	X			172	35444	35444-21	X
86	35268	35268-5	X			173	35444	35444-3	X
87	35268	35268-17	X			174	35444	35444-2	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
175	35466	35466-13	X	262	35620	35620-63	X
176	35466	35466-25	X	263	35620	35620-18	X
177	35466	35466-6	X	264	35620	35620-29	X
178	35466	35466-11	X	265	35620	35620-109	X
179	35466	35466-15	X	266	35620	35620-110	X
180	35466	35466-27	X	267	35620	35620-92	X
181	35466	35466-4	X	268	35620	35620-80	X
182	35466	35466-35	X	269	35620	35620-77	X
183	35466	35466-19	X	270	35620	35620-99	X
184	35470	35470-1	X	271	35620	35620-64	X
185	35470	35470-5	X	272	35620	35620-50	X
186	35470	35470-6	X	273	35620	35620-26	X
187	35481	35481-17	X	274	35620	35620-2	X
188	35481	35481-2	X	275	35620	35620-82	X
189	35481	35481-7	X	276	35620	35620-10	X
190	35481	35481-20	X	277	35620	35620-32	X
191	35481	35481-24	X	278	35620	35620-33	X
192	35481	35481-11	X	279	35620	35620-42	X
193	35481	35481-10	X	280	35620	35620-96	X
194	35481	35481-29	X	281	35620	35620-46	X
195	35481	35481-23	X	282	35620	35620-60	X
196	35481	35481-1	X	283	35620	35620-14	X
197	35481	35481-6	X	284	35623	35623-7	X	X
198	35481	35481-27	X	285	35623	35623-100	X	X
199	35481	35481-12	X	286	35623	35623-37	X	X
200	35481	35481-16	X	287	35623	35623-49	X	X
201	35481	35481-30	X	288	35623	35623-75	X	X
202	35481	35481-3	X	289	35623	35623-62	X	X
203	35481	35481-14	X	290	35623	35623-87	X	X
204	35481	35481-22	X	291	35623	35623-27	X	X
205	35493	35493-2	X	292	35623	35623-34	X	X
206	35493	35493-3	X	293	35623	35623-95	X	X
207	35493	35493-4	X	294	35623	35623-92	X	X
208	35493	35493-14	X	295	35623	35623-23	X	X
209	35493	35493-9	X	296	35623	35623-60	X	X
210	35493	35493-8	X	297	35623	35623-56	X	X
211	35493	35493-6	X	298	35623	35623-28	X	X
212	35493	35493-10	X	299	35623	35623-9	X	X
213	35526	35526-2	X	300	35623	35623-97	X	X
214	35526	35526-3	X	301	35623	35623-46	X	X
215	35526	35526-4	X	302	35623	35623-90	X	X
216	35526	35526-1	X	303	35623	35623-74	X	X
217	35531	35531-2	X	304	35623	35623-45	X	X
218	35531	35531-26	X	305	35623	35623-15	X	X
219	35531	35531-6	X	306	35623	35623-21	X	X
220	35531	35531-15	X	307	35623	35623-33	X	X
221	35531	35531-18	X	308	35623	35623-69	X	X
222	35531	35531-20	X	309	35623	35623-20	X	X
223	35531	35531-30	X	310	35625	35625-1	X
224	35531	35531-22	X	311	35625	35625-18	X
225	35531	35531-14	X	312	35625	35625-9	X
226	35531	35531-25	X	313	35625	35625-31	X
227	35548	35548-2	X	314	35625	35625-3	X
228	35548	35548-18	X	315	35625	35625-23	X
229	35548	35548-6	X	316	35625	35625-13	X
230	35548	35548-22	X	317	35625	35625-8	X
231	35548	35548-12	X	318	35625	35625-10	X
232	35548	35548-23	X	319	35669	35669-2	X
233	35548	35548-10	X	320	35669	35669-3	X
234	35560	35560-25	X	321	35669	35669-1	X
235	35560	35560-11	X	322	35669	35669-4	X
236	35560	35560-23	X	323	35750	35750-9	X
237	35560	35560-10	X	324	35750	35750-12	X
238	35560	35560-2	X	325	35750	35750-3	X
239	35560	35560-5	X	326	35750	35750-4	X
240	35560	35560-29	X	327	35780	35780-72	X
241	35560	35560-18	X	328	35780	35780-44	X
242	35560	35560-7	X	329	35780	35780-73	X
243	35560	35560-20	X	330	35780	35780-84	X
244	35560	35560-14	X	331	35780	35780-39	X
245	35560	35560-12	X	332	35780	35780-28	X
246	35560	35560-17	X	333	35780	35780-41	X
247	35560	35560-13	X	334	35780	35780-61	X
248	35560	35560-16	X	335	35780	35780-80	X
249	35560	35560-9	X	336	35780	35780-51	X
250	35560	35560-32	X	337	35780	35780-46	X
251	35560	35560-1	X	338	35780	35780-11	X
252	35560	35560-3	X	339	35780	35780-2	X
253	35620	35620-52	X	340	35780	35780-17	X
254	35620	35620-17	X	341	35780	35780-76	X
255	35620	35620-3	X	342	35780	35780-70	X
256	35620	35620-90	X	343	35780	35780-25	X
257	35620	35620-24	X	344	35780	35780-32	X
258	35620	35620-106	X	345	35780	35780-29	X
259	35620	35620-12	X	346	35780	35780-82	X
260	35620	35620-37	X	347	35780	35780-20	X
261	35620	35620-27	X	348	35780	35780-34	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
349	35783	35783-3	X			436	17903	17903-5	X	X
350	35783	35783-7	X			437	18023	18023-3	X	X
351	35783	35783-9	X			438	18023	18023-9	X	X
352	35783	35783-1	X			439	18023	18023-4	X	X
353	35783	35783-2	X			440	18096	18096-1	X
354	35876	35876-10	X			441	18096	18096-2	X
355	35876	35876-11	X			442	18096	18096-6	X
356	35876	35876-2	X			443	18500	18500-3	X	X
357	35876	35876-12	X			444	18500	18500-12	X	X
358	35876	35876-6	X			445	18500	18500-1	X	X
359	35876	35876-5	X			446	18500	18500-2	X	X
360	35883	35883-1	X			447	34983	34983-37	X
361	35895	35895-5	X			448	34983	34983-15	X
362	35895	35895-3	X			449	34983	34983-9	X
363	35922	35922-8	X			450	34983	34983-29	X
364	35922	35922-10	X			451	34983	34983-18	X
365	35922	35922-1	X			452	34983	34983-36	X
366	35927	35927-9	X			453	34983	34983-42	X
367	35927	35927-30	X			454	34983	34983-19	X
368	35927	35927-13	X			455	34983	34983-51	X
369	35927	35927-18	X			456	34983	34983-38	X
370	35927	35927-12	X			457	34983	34983-10	X
371	35927	35927-4	X			458	34983	34983-13	X
372	35927	35927-17	X			459	34983	34983-33	X
373	35927	35927-15	X			460	34983	34983-52	X
374	35957	35957-1	X			461	34983	34983-6	X
375	35997	35997-4	X			462	34983	34983-3	X
376	35997	35997-7	X			463	34983	34983-35	X
377	35997	35997-9	X			464	35043	35043-4	X
378	35997	35997-10	X			465	35043	35043-3	X
379	36004	36004-1	X			466	35043	35043-1	X
380	36153	36153-11	X			467	35043	35043-6	X
381	36153	36153-1	X			468	35535	35535-18	X
382	36153	36153-2	X			469	35535	35535-10	X
383	36153	36153-23	X			470	35535	35535-4	X
384	36153	36153-9	X			471	35535	35535-14	X
385	36153	36153-25	X			472	35535	35535-13	X
386	36153	36153-12	X			473	35535	35535-1	X
387	36153	36153-4	X			474	35535	35535-2	X
388	36206	36206-1	X			475	35558	35558-8	X
389	36396	36396-3	X			476	35558	35558-11	X
390	36396	36396-8	X			477	35558	35558-12	X
391	36396	36396-1	X			478	35558	35558-2	X
392	36396	36396-6	X			479	35563	35563-5	X
393	36396	36396-7	X			480	35563	35563-4	X
394	36396	36396-9	X			481	35563	35563-10	X
395	36396	36396-5	X			482	35563	35563-6	X
396	36605	36605-4	X			483	35563	35563-9	X
397	36605	36605-1	X			484	35563	35563-11	X
398	36605	36605-5	X			485	35563	35563-3	X
399	36605	36605-9	X			486	35563	35563-1	X
400	36605	36605-8	X			487	35563	35563-2	X
401	36605	36605-7	X			488	35563	35563-8	X
402	36605	36605-6	X			489	35569	35569-1	X
403	36605	36605-2	X			490	35606	35606-31	X
404	36606	36606-17	X			491	35606	35606-99	X
405	36606	36606-12	X			492	35606	35606-143	X
406	36606	36606-5	X			493	35606	35606-21	X
407	36606	36606-20	X			494	35606	35606-67	X
408	36606	36606-15	X			495	35606	35606-90	X
409	36606	36606-6	X			496	35606	35606-110	X
410	36607	36607-7	X			497	35606	35606-65	X
411	36607	36607-9	X			498	35606	35606-38	X
412	36607	36607-8	X			499	35606	35606-78	X
413	36607	36607-4	X			500	35606	35606-12	X
414	36607	36607-2	X			501	35606	35606-3	X
415	36607	36607-5	X			502	35606	35606-25	X
416	36607	36607-1	X			503	35606	35606-1	X
417	36608	36608-6	X			504	35606	35606-44	X
418	36608	36608-9	X			505	35606	35606-74	X
419	36608	36608-1	X			506	35606	35606-102	X
420	36608	36608-2	X			507	35606	35606-63	X
421	36608	36608-3	X			508	35606	35606-83	X
422	36608	36608-7	X			509	35606	35606-114	X
423	36641	36641-1	X			510	35606	35606-77	X
424	36646	36646-1	X			511	35606	35606-126	X
425	17594	17594-4		X		512	35606	35606-120	X
426	17594	17594-1		X		513	35606	35606-148	X
427	17594	17594-2		X		514	35606	35606-45	X
428	17659	17659-8		X	X	515	35606	35606-106	X
429	17659	17659-9		X	X	516	35606	35606-127	X
430	17659	17659-1		X	X	517	35606	35606-35	X
431	17903	17903-19		X	X	518	35606	35606-79	X
432	17903	17903-17		X	X	519	35606	35606-136	X
433	17903	17903-2		X	X	520	35606	35606-62	X
434	17903	17903-20		X	X	521	35606	35606-61	X
435	17903	17903-15		X	X	522	35606	35606-5	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
523	35606	35606-30	X	610	36257	36257-22	X
524	35606	35606-18	X	611	36257	36257-6	X
525	35606	35606-69	X	612	36257	36257-21	X
526	35606	35606-86	X	613	36257	36257-19	X
527	35606	35606-103	X	614	36257	36257-30	X
528	35618	35618-27	X	615	36257	36257-24	X
529	35618	35618-24	X	616	36257	36257-14	X
530	35618	35618-40	X	617	36257	36257-23	X
531	35618	35618-25	X	618	36257	36257-11	X
532	35618	35618-39	X	619	36274	36274-4	X
533	35618	35618-30	X	620	36274	36274-22	X
534	35618	35618-34	X	621	36274	36274-17	X
535	35618	35618-5	X	622	36274	36274-20	X
536	35618	35618-13	X	623	36274	36274-5	X
537	35618	35618-31	X	624	36274	36274-16	X
538	35618	35618-32	X	625	36274	36274-19	X
539	35714	35714-43	X	626	36275	36275-2	X
540	35714	35714-16	X	627	36275	36275-5	X
541	35714	35714-28	X	628	36275	36275-7	X
542	35714	35714-47	X	629	36275	36275-4	X
543	35714	35714-3	X	630	36279	36279-8	X
544	35714	35714-37	X	631	36279	36279-48	X
545	35714	35714-38	X	632	36279	36279-58	X
546	35714	35714-22	X	633	36279	36279-5	X
547	35714	35714-40	X	634	36279	36279-20	X
548	35714	35714-19	X	635	36279	36279-13	X
549	35714	35714-41	X	636	36279	36279-9	X
550	35714	35714-31	X	637	36279	36279-40	X
551	35855	35855-39	X	638	36279	36279-69	X
552	35855	35855-38	X	639	36279	36279-50	X
553	35855	35855-25	X	640	36279	36279-45	X
554	35855	35855-46	X	641	36279	36279-65	X
555	35855	35855-1	X	642	36279	36279-104	X
556	35855	35855-34	X	643	36279	36279-47	X
557	35855	35855-6	X	644	36279	36279-86	X
558	35855	35855-2	X	645	36279	36279-14	X
559	35855	35855-33	X	646	36279	36279-64	X
560	35855	35855-32	X	647	36279	36279-87	X
561	35855	35855-42	X	648	36279	36279-11	X
562	35855	35855-59	X	649	36279	36279-33	X
563	35855	35855-36	X	650	36279	36279-31	X
564	35855	35855-20	X	651	36279	36279-26	X
565	35855	35855-41	X	652	36279	36279-29	X
566	35985	35985-1	X	653	36279	36279-4	X
567	36006	36006-51	X	654	36279	36279-42	X
568	36006	36006-32	X	655	36279	36279-114	X
569	36006	36006-22	X	656	36279	36279-41	X
570	36006	36006-18	X	657	36279	36279-92	X
571	36006	36006-33	X	658	36279	36279-62	X
572	36006	36006-23	X	659	36279	36279-96	X
573	36006	36006-27	X	660	36279	36279-109	X
574	36006	36006-12	X	661	36279	36279-80	X
575	36006	36006-42	X	662	36279	36279-61	X
576	36006	36006-25	X	663	36279	36279-71	X
577	36006	36006-55	X	664	36279	36279-105	X
578	36006	36006-19	X	665	36279	36279-106	X
579	36006	36006-29	X	666	36279	36279-17	X
580	36006	36006-9	X	667	36279	36279-66	X
581	36006	36006-52	X	668	36279	36279-111	X
582	36006	36006-30	X	669	36279	36279-84	X
583	36006	36006-53	X	670	36286	36286-6	X
584	36032	36032-5	X	671	36286	36286-5	X
585	36032	36032-9	X	672	36286	36286-7	X
586	36032	36032-4	X	673	36339	36339-2	X
587	36067	36067-35	X	674	36339	36339-1	X
588	36067	36067-26	X	675	36340	36340-2	X
589	36067	36067-12	X	676	36340	36340-4	X
590	36067	36067-14	X	677	36340	36340-9	X
591	36067	36067-16	X	678	36340	36340-3	X
592	36067	36067-13	X	679	36340	36340-5	X
593	36067	36067-8	X	680	36340	36340-7	X
594	36067	36067-10	X	681	36345	36345-14	X
595	36067	36067-47	X	682	36345	36345-17	X
596	36067	36067-7	X	683	36345	36345-35	X
597	36067	36067-21	X	684	36345	36345-22	X
598	36067	36067-20	X	685	36345	36345-26	X
599	36067	36067-24	X	686	36345	36345-32	X
600	36067	36067-6	X	687	36345	36345-20	X
601	36167	36167-5	X	688	36345	36345-15	X
602	36167	36167-11	X	689	36345	36345-30	X
603	36167	36167-1	X	690	36345	36345-27	X
604	36223	36223-6	X	691	36345	36345-13	X
605	36223	36223-2	X	692	36345	36345-11	X
606	36257	36257-15	X	693	36398	36398-52	X
607	36257	36257-4	X	694	36398	36398-100	X
608	36257	36257-29	X	695	36398	36398-98	X
609	36257	36257-27	X	696	36398	36398-32	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Removed Sample Properties
697	36398	36398-38	X	783	36581	36581-379	X
698	36398	36398-44	X	784	36581	36581-198	X
699	36398	36398-33	X	785	36581	36581-286	X
700	36398	36398-65	X	786	36581	36581-190	X
701	36398	36398-61	X	787	36581	36581-268	X
702	36398	36398-91	X	788	36581	36581-237	X
703	36398	36398-27	X	789	36581	36581-380	X
704	36398	36398-59	X	790	36581	36581-19	X
705	36398	36398-14	X	791	36581	36581-62	X
706	36398	36398-6	X	792	36581	36581-37	X
707	36398	36398-5	X	793	36581	36581-331	X
708	36398	36398-24	X	794	36581	36581-350	X
709	36398	36398-30	X	795	36581	36581-120	X
710	36398	36398-82	X	796	36581	36581-133	X
711	36398	36398-89	X	797	36581	36581-126	X
712	36398	36398-51	X	798	36581	36581-201	X
713	36398	36398-78	X	799	36581	36581-56	X
714	36398	36398-102	X	800	36581	36581-335	X
715	36398	36398-49	X	801	36581	36581-73	X
716	36398	36398-35	X	802	36581	36581-88	X
717	36398	36398-2	X	803	36581	36581-222	X
718	36398	36398-23	X	804	36581	36581-261	X
719	36398	36398-55	X	805	36581	36581-5	X
720	36404	36404-1	X	806	36581	36581-93	X
721	36404	36404-2	X	807	36581	36581-119	X
722	36406	36406-13	X	808	36581	36581-26	X
723	36406	36406-12	X	809	36581	36581-313	X
724	36406	36406-16	X	810	36581	36581-32	X
725	36406	36406-9	X	811	36581	36581-99	X
726	36406	36406-27	X	812	36581	36581-4	X
727	36406	36406-2	X	813	36581	36581-162	X
728	36406	36406-5	X	814	36581	36581-240	X
729	36406	36406-17	X	815	36581	36581-166	X
730	36406	36406-14	X	816	36581	36581-334	X
731	36406	36406-18	X	817	36581	36581-79	X
732	36406	36406-24	X	818	36581	36581-374	X
733	36407	36407-3	X	819	36581	36581-322	X
734	36407	36407-9	X	820	36581	36581-341	X
735	36407	36407-6	X	821	36581	36581-14	X
736	36407	36407-1	X	822	36581	36581-109	X
737	36418	36418-20	X	823	36581	36581-349	X
738	36418	36418-14	X	824	36581	36581-55	X
739	36418	36418-8	X	825	36581	36581-200	X
740	36418	36418-4	X	826	36581	36581-156	X
741	36418	36418-26	X	827	36581	36581-355	X
742	36418	36418-5	X	828	36581	36581-345	X
743	36418	36418-25	X	829	36581	36581-74	X
744	36418	36418-3	X	830	36581	36581-260	X
745	36418	36418-17	X	831	36581	36581-279	X
746	36418	36418-24	X	832	36581	36581-114	X
747	36418	36418-21	X	833	36581	36581-319	X
748	36418	36418-15	X	834	36581	36581-184	X
749	36418	36418-23	X	835	36581	36581-347	X
750	36419	36419-2	X	836	36581	36581-15	X
751	36419	36419-5	X	837	36581	36581-46	X
752	36419	36419-15	X	838	36581	36581-71	X
753	36419	36419-7	X	839	36581	36581-265	X
754	36419	36419-1	X	840	36581	36581-306	X
755	36419	36419-17	X	841	36581	36581-309	X
756	36419	36419-4	X	842	36581	36581-284	X
757	36419	36419-11	X	843	36581	36581-353	X
758	36574	36574-2	X	844	36581	36581-357	X
759	36574	36574-10	X	845	36581	36581-230	X
760	36574	36574-11	X	846	36581	36581-108	X
761	36574	36574-9	X	847	36581	36581-315	X
762	36574	36574-1	X	848	36581	36581-112	X
763	36574	36574-13	X	849	36581	36581-318	X
764	36574	36574-5	X	850	36581	36581-300	X
765	36574	36574-7	X	851	36581	36581-205	X
766	36574	36574-12	X	852	36581	36581-141	X
767	36574	36574-8	X	853	36581	36581-338	X
768	36574	36574-6	X	854	36581	36581-144	X
769	36574	36574-4	X	855	36581	36581-102	X
770	36574	36574-3	X	856	36581	36581-16	X
771	36581	36581-310	X	857	36581	36581-342	X
772	36581	36581-270	X	858	36581	36581-139	X
773	36581	36581-243	X	859	36581	36581-98	X
774	36581	36581-94	X	860	36581	36581-53	X
775	36581	36581-121	X	861	36581	36581-173	X
776	36581	36581-232	X	862	36581	36581-80	X
777	36581	36581-8	X	863	36581	36581-158	X
778	36581	36581-83	X	864	36581	36581-123	X
779	36581	36581-364	X	865	36581	36581-163	X
780	36581	36581-57	X	866	36581	36581-92	X
781	36581	36581-219	X	867	36636	36636-1	X
782	36581	36581-273	X	868	36636	36636-3	X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	33537
34538
34786
34801
34822
34859
35057
35076
35235
35261
35268
35274
35298
35342
35403
35422
35435
35444
35466
35470
35481
35493
35526
35531
35548
35560
35620
35623
35625
35669
35750
35780
35783
35876
35883
35895
35922
35927
35957
35997
36004
36153
36206

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1 (continued)	36396
36605
36606
36607
36608
36641
36646

Preliminary Mortgage Loans 2	17594
17659
17903
18023
18096
18500
34983
35043
35535
35558
35563
35569
35606
35618
35714
35855
35985
36006
36032
36067
36167
36223
36257
36274
36275
36279
36286
36339
36340
36345
36398
36404
36406
36407
36418
36419
36574
36581
36636

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or (b) Appraisal and recalculation	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2., 11.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the seven possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal,” “Exterior Desktop Appraisal,” “Exterior RAR,” “Interior BPO,” “Interior Desktop Appraisal” and “Interior RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal,” “Exterior Desktop Appraisal,” “Exterior RAR,” “Interior BPO,” “Interior Desktop Appraisal” and “Interior RAR,” CoreVest, on behalf of the Depositor, instructed us to use “Exterior Appraisal.”

For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement with a value of “Exterior Desktop Appraisal” or “Exterior RAR,” as shown on the Property Data File, if the applicable Property Source Document specifically indicates any of “Exterior Desktop Appraisal” or “Exterior RAR.”

For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, further instructed us to note agreement with a value of “Interior Desktop Appraisal” or “Interior RAR,” as shown on the Property Data File, if the applicable Property Source Document specifically indicates any of “Interior Desktop Appraisal” or “Interior RAR.”

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome.”

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N.”

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

11.
For the purpose of comparing the “Zip Code” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, instructed us to compare only the first five digits of the property zip code, as shown in the applicable Property Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Property Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

6	Total Square Footage	1,037.00	1,128.00
	Year Built	1945	1946

41	Property Type	Townhome	SFR

63	Property Type	SFR	Condo

68	Number Bedrooms	4	5
	Number of Bathrooms	1	2.5

74	Number Bedrooms	9	8
	Number of Bathrooms	3.5	2
	Zip Code	07208	07028

90	Number Bedrooms	8	6
	Number of Bathrooms	5	4
	Total Square Footage	3,610.00	2,855.00

91	Total Square Footage	3,399.00	3,400.00

114	Cut-Off Date Value	$279,600.00	$279,612.00

144	Address (Street)	[Redacted]	[Redacted]
	Zip Code	08101	08104

150	Zip Code	81001	08104

151	Property Type	Condo	Townhome

256	Total Square Footage	1,000.00	1,320.00

270	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior RAR

278	Number of Bathrooms	2	1

291	Property Type	SFR	Townhome

320	Number of Bathrooms	86	92

325	Zip Code	35218	35208

374	Cut-Off Date Valuation Date	5/3/2021	4/16/2021
	Number of Bathrooms	287.5	289

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

417	Year Built	1965	1978

419	Number Bedrooms	4	3

423	Cut-Off Date Value	$4,100,000.00	$4,150,000.00

433	Cut-Off Date Valuation Type	Interior BPO	Appraisal

436	Number of Bathrooms	2	2.5

500	Total Square Footage	975.00	925.00

566	Zip Code	93403	94303

568	Cut-Off Date Valuation Date	5/12/2021	5/11/2021

573	Cut-Off Date Valuation Date	4/29/2021	4/27/2021

581	Cut-Off Date Valuation Date	5/13/2021	5/3/2021

587	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

588	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

589	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

590	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal
	Property Type	SFR	Condo

591	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal
	Property Type	SFR	Condo

592	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

593	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal
	Property Type	SFR	Condo

594	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

595	Property Type	SFR	Condo

596	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

597	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

598	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal
	Property Type	SFR	Condo

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

599	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

600	Cut-Off Date Valuation Type	Interior Appraisal	Appraisal

608	Swimming Pool (Y/N)	N	Y

611	Address (Street)	[Redacted]	[Redacted]

616	Address (Street)	[Redacted]	[Redacted]

622	Cut-Off Date Valuation Date	5/13/2021	6/17/2021
	Total Square Footage	1,000.00	924.00
	Year Built	1951	1958

652	Number Bedrooms	6	3
	Year Built	1900	N/A

659	Cut-Off Date Valuation Date	5/11/2021	6/21/2021
	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal
	Cut-Off Date Value	$194,000.00	$275,000.00
	Property Type	Townhome	SFR

683	Property Type	SFR	Townhome

684	Property Type	SFR	Townhome

686	Property Type	SFR	Townhome

690	Property Type	SFR	Townhome

710	Cut-Off Date Value	$184,000.00	$190,000.00

723	Property Type	SFR	Townhome

724	Property Type	SFR	Townhome

725	Cut-Off Date Value	$200,000.00	$285,000.00

726	Cut-Off Date Value	$130,000.00	$150,000.00

727	Property Type	SFR	Townhome

728	Cut-Off Date Value	$260,000.00	$350,000.00

729	Property Type	SFR	Townhome

730	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

737	Cut-Off Date Valuation Date	5/19/2021	6/16/2021

738	Number of Bathrooms	1	2

742	Total Square Footage	1,950.00	1,956.00

744	Cut-Off Date Valuation Date	5/21/2021	5/20/2021

746	Total Square Footage	2,328.00	2,324.00

753	Address (Street)	[Redacted]	[Redacted]

758	Number Bedrooms	16	22
	Number of Bathrooms	8	12
	Total Square Footage	4,924.00	6,924.00

762	Number Bedrooms	12	6
	Number of Bathrooms	6	2
	Total Square Footage	4,226.00	2,226.00

765	Number Bedrooms	5	4
	Number of Bathrooms	4	6

768	Cut-Off Date Valuation Date	6/1/2021	6/9/2021

776	Year Built	2021	2020

777	Year Built	2021	2020

787	Year Built	2020	2019

795	Total Square Footage	1,870.00	1,858.00

803	Year Built	2021	2020

804	Year Built	2021	2020

809	Year Built	2021	2020

822	Year Built	2021	2020
	Zip Code	77449	77084

824	Zip Code	77449	77084

826	Year Built	2021	2020

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

829	Year Built	2021	2020
	Zip Code	77449	77084

830	Year Built	2021	2020

838	Number of Bathrooms	2.5	3
	Zip Code	77449	77084

841	Year Built	2021	2020

845	Year Built	2021	2020

846	Year Built	2021	2020
	Zip Code	77449	77084

847	Year Built	2021	2020

851	Year Built	2021	2020

855	Year Built	2021	2020

860	Zip Code	77449	77084

862	Year Built	2021	2020
	Zip Code	77449	77084

Exhibit 5 to Attachment A

Final Property Data File Base Property Sample Characteristic Difference

Sample Property Number	Base Property Sample Characteristic	Final Property Data File Value	Property Source Document Value

652	Year Built	1900	N/A

Exhibit 6 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 2)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
Average Lease Term	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA (see Note 3)	Underwriting Summary
% Section 8 (see Notes 1 and 4)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary
Number of Units	Underwriting Summary
Number of Properties	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement, Settlement Statement, Servicer Report or Partial Release Letter
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 6 to Attachment A

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements	Loan Agreement
Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Notes 1 and 5)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 6)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 7)	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months) (see Note 8)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
Prepayment Provision (see Notes 9 and 10)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 9, 10 and 11)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 9, 10 and 11)	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff) (see Note 9)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open) (see Note 9)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open) (see Note 9)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY) (see Note 9)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement

Exhibit 6 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 12)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 13)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 14)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in Table A1, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Table A1:
Loan ID	Characteristic	Provided Value

35560	% Section 8	21.9%
35466	Guarantor FICO	FN
36418	Guarantor FICO	FN

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by CoreVest, on behalf of the Depositor.

Exhibit 6 to Attachment A

Notes: (continued)

2.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

3.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.
The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” or “Yes” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, use (i) the highest FICO score of the “Guarantor” if two FICO scores are listed on the credit report Mortgage Loan Source Document or (ii) the median FICO score of the “Guarantor” if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan(s) identified on the Preliminary Mortgage Loan Data File with Loan ID(s) of “35531” (the “35531 Mortgage Loan”) which are described in c. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score and

c.
For the 35531 Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history or is a foreign national, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in b. above.

6.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan where the applicable Mortgage Loan Source Document does not define the first payment date, CoreVest, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period, as described in the applicable Mortgage Loan Source Document.

Exhibit 6 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.
Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the
Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note, as applicable) and
c.	The principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

Exhibit 6 to Attachment A

Notes: (continued)

8.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use the procedures described in Note 6 to determine the “First Payment Date” to use for the purpose of determining the “IO Term (months).”

9.
For the purpose of comparing the indicated characteristics, CoreVest, on behalf of the Depositor, instructed us to ignore any prepayment premiums, prepayments without penalty or other conditions related to partial release events, as described in the applicable Mortgage Loan Source Document.

10.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

Exhibit 6 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

11.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be fully prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

Exhibit 6 to Attachment A

Notes: (continued)

12.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, CoreVest, on behalf of the Depositor, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

13.
For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 6 to Attachment A

Notes: (continued)

14.
For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 7 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Include Y/N
Closed (Y/N)
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Equity Pledge (Y/N)
Occupancy as of Date
Property Manager Type
Rent Rolls Required as of 3/31 (Y/N)
Most Recent Occupancy
Most Recent Occupancy as of Date
NOI as of 3/31
NCF as of 3/31
Servicer
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 3/31 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.